Asset Purchase Agreement	12 Months Ended
Dec. 31, 2021
Asset Purchase Agreement
Asset Purchase Agreement

Note 3 – Asset Purchase Agreement

On October 18, 2019, Legend Nutrition, Inc. (“Legend”), a wholly owned subsidiary of the Company entered into an Asset Purchase Agreement with David Morales (the “Asset Purchase Agreement”) to acquire all of the assets associated with and related to a retail vitamin, supplements and nutrition store located in Mckinney, TX previously doing business as “Ideal Nutrition”. Pursuant to the Asset Purchase Agreement, Legend purchased a variety of assets including software, contracts, bank and merchant accounts, products, inventory, computers, security systems and other intellectual properties (the “Assets”). For consideration of the Assets, Legend issued to Mr. Morales a promissory note in the amount of Seventy-Five Thousand US Dollars ($75,000) bearing an interest rate of five percent (5%) per annum and with a maturity date of one year (the “Promissory Note”). As of December 31, 2020, the promissory note is fully converted. During 2021, the Company discontinued operation of Legend. The assets acquired pursuant to the Asset Purchase Agreement, such as property and equipment of $16,303 and goodwill of $29,689, have been fully impaired.